Changes in Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss)	Changes in Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in accumulated other comprehensive income (loss), which is reported as a component of shareholders’ equity, for the years ended December 31, 2021 and 2020:

	Accumulated Other Comprehensive Income (Loss)
	Years ended
	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of the year	8,770	1,046

Other comprehensive income before reclassifications	2,791	7,525
(Gain) loss on cash flow hedges reclassified from accumulated other comprehensive income (loss) to earnings were as follows:
Cost of revenues	(1,001)	151
Sales and marketing	(6,212)	933
Research and development	(12,514)	1,460
General and administrative	(3,125)	441
Tax effect on unrealized (gain) loss on cash flow hedges	5,317	(2,786)
Other comprehensive (loss) income, net of tax	(14,744)	7,724
Balance, end of the year	(5,974)	8,770